Loans and advances to customers - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Advances To Customers Line Items
Financial assets held for trading	€ 92,879	€ 125,618	€ 125,458	€ 148,187
Non-trading financial assets mandatorily at fair value through profit or loss	10,730	4,987
Financial assets designated at fair value through profit or loss	57,460	42,075	34,782	31,609
Financial assets at fair value through other comprehensive income	121,091	126,353
Financial assets at amortised cost	946,099	909,094
Loans and receivables			903,013	840,004
Loans and advances
Loans And Advances To Customers Line Items
Financial assets held for trading	202	10,468	10,511	12,725
Non-trading financial assets mandatorily at fair value through profit or loss	1,883	611
Financial assets designated at fair value through profit or loss	54,238	38,789	30,364	27,665
Financial assets at fair value through other comprehensive income	1,601	1,107
Financial assets at amortised cost	908,403	873,322
Loans and receivables			885,470	826,767
Loans and advances - Customers
Loans And Advances To Customers Line Items
Financial assets held for trading	202		8,815	9,504
Non-trading financial assets mandatorily at fair value through profit or loss	1,881
Financial assets designated at fair value through profit or loss	21,915		20,475	17,596
Financial assets at fair value through other comprehensive income	1,601
Financial assets at amortised cost	857,322
Loans and receivables			819,625	763,370
Total financial assets	882,921		848,915	790,470
Loans and advances - Customers | Gross carrying amount
Loans And Advances To Customers Line Items
Total financial assets	906,228		872,849	814,863
Loans and advances - Customers | Accumulated impairment
Loans And Advances To Customers Line Items
Total financial assets	€ (23,307)	€ (25,936)	€ (23,934)	€ (24,393)	€ (26,517)